3. FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
3. FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance for fair value measurements, ASC 820, Fair Value Measurements and Disclosures, establishes the authoritative definition of fair value, sets out a framework for measuring fair value, and outlines the required disclosures regarding fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs as follow:

•	Level 1 - Quoted market prices in active markets for identical assets and liabilities;
•	Level 2 - Inputs, other than level 1 inputs, either directly or indirectly observable; and
•	Level 3 - Unobservable inputs developed using internal estimates and assumptions (there is little or no market date) which reflect those that market participants would use.

The Company records its derivative activities at fair value, which consisted of warrants as of September 30, 2020. The fair value of the warrants was estimated using the Binomial Simulation model. Gains and losses from changes to derivatives are included in change in fair value of warrants in the statement of operations. The fair value of the Company’s derivative warrants is classified as a Level 3 measurement, since unobservable inputs are used in the valuation.

The following table presents the fair value for those liabilities measured on a recurring basis as of September 30, 2020 and December 31, 2019:

FAIR VALUE MEASUREMENTS (In Thousands)

The following is summary of items that the Company measures at fair value on a recurring basis:

	Fair Value at September 30, 2020
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Short-term loans	—	—	(83)	(83)
Warrants issued in connection with Long-term loans	—	—	(2,594)	(2,594)
Warrants issued in connection with Senior Secured Debt	—	—	(2,838)	(2,838)
Derivative liability/bifurcated conversion option in connection with Auctus $1,100,000 loan on December 17, 2019	—	—	(36)	(36)
Total long-term liabilities at fair value	$—	$—	$(5,551)	$(5,551)

	Fair Value at December 31, 2019
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	—	—	(114)	(114)
Warrants issued in connection with Short-term loans	—	—	(83)	(83)
Warrants issued in connection with Long-term loans	—	—	(893)	(893)
Warrants issued in connection with Senior Secured Debt	—	—	(4,002)	(4,002)
Derivative liability/bifurcated conversion option in connection with Auctus $1,100,000 loan on December 17, 2019	—	—	—	—
Total long-term liabilities at fair value	$—	$—	$(5,092)	$(5,092)

The following is a summary of changes to Level 3 instruments during the nine months ended September 30, 2020:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Distributor Debt	Short-Term Loans	Long-Term Loans	Senior Secured Debt	Derivative	Total

Balance, December 31, 2019	$(114)	$(83)	$(893)	$(4,002)	$—	$(5,092)
Warrants exchanged for fixed price warrants	67	—	—	—	—	67
Change in fair value of derivatives during the year	—	—	—	—	(36)	(36)
Change in fair value of warrants during the year	47	—	(1,701)	1,164	—	(490)
Balance, September 30, 2020	$—	$(83)	$(2,594)	$(2,838)	$(36)	$(5,551)

As of September 30, 2020, the fair value of warrants was approximately $5.6 million and the fair value of the derivative liability was $36,000. A net change of approximately $0.5 million has been recorded to the accompanying statement of operations for the nine months ended September 30, 2020.